BUSINESS SEGMENT INFORMATION - Reconciliation of Segment Operating Income to Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Income (loss) from operations	$ 8,053	$ (883)	$ 8,536	$ 11,975	$ 5,734	$ 8,597	$ 15,451	$ (4,262)	$ 9,086	$ 25,362	$ 28,872	$ 10,626
Loss on extinguishment of debt										(64)	(1,986)	(17,030)
Interest expense	(20,798)				(10,160)					(39,937)	(42,677)	(29,769)
Interest income	302				297					1,366	1,496	1,444
Other income (loss)	93				70					364	723	(2,572)
Loss before income taxes	$ (19,140)				$ (4,059)					$ (12,909)	$ (13,572)	$ (37,301)